CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (PARENTHETICALS) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends per share	$ 1.68	$ 1.56	$ 1.48